CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 407,805	$ 305,076	$ 291,622
Net Income (Loss) Attributable to Noncontrolling Interest	200	1,025	707
Net Income (Loss) Attributable to Parent	407,605	304,051	290,915
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	295	(423)	1,860
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, after Tax	0	0	1,792
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(2,609)	2,538	(4,387)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(73,076)	(172,031)	254,982
Total other comprehensive (loss) income attributable to shareholders	(75,685)	(169,493)	252,387
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	331,920	134,558	543,302
Other Comprehensive Income (Loss), Securities, Available-for-sale, Tax	0	0	516
Accumulated Other Comprehensive Income (Loss)
Total other comprehensive (loss) income attributable to shareholders	$ (75,685)	$ (169,493)	$ 252,387